Note 6 - Employee Benefit Plans - Future Benefit Payments (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Defined Benefit Plan [Abstract]
2024	$ 8,886
2025	10,031
2026	10,005
2027	9,981
2028	10,321
Years 2029-2033	$ 51,163